Consolidated Statement of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statement of Cash Flows
Net profit / (loss) (-)	€ 74,082	€ 211,697	€ (217,991)
Adjustment for non-cash transactions	(4,909)	99,291	117,296
Adjustment for items to disclose separately under operating cash flow	(89,644)	(65,763)	(4,533)
Adjustment for items to disclose under investing and financing cash flows	(76,239)	(16,688)	(3,789)
Change in working capital other than deferred income	(61,445)	(31,373)	32,313
Cash used for other liabilities related to the acquisition of subsidiaries	(3,598)		(28,164)
Decrease in deferred income	(255,508)	(661,062)	(383,618)
Cash used in operations	(417,261)	(463,898)	(488,487)
Interest paid	(689)	(3,809)	(12,463)
Interest received	97,518	69,907	4,839
Income taxes paid	406	(8,170)	(4,433)
Net cash flows used in operating activities	(320,026)	(405,970)	(500,544)
Purchase of property, plant and equipment	(16,720)	(18,706)	(27,389)
Purchase of and expenditure in intangible fixed assets	(65,390)	(567)	(9,558)
Proceeds from disposal of property, plant and equipment	3	2,426	739
Purchase of financial investments	(3,349,406)	(3,390,178)	(2,728,634)
Investment income received related to current financial investments	29,498	14,765	2,996
Sale of current financial investments	3,668,441	3,484,411	1,641,602
Cash out from disposal of subsidiaries, net of cash disposed of	(8,949)
Cash out from acquisition of subsidiaries, net of cash acquired		(7,000)	(115,270)
Cash advances and loans to third parties			(10,000)
Acquisition of financial assets held at fair value	(36,880)	(13,965)
Net cash flows generated from/used in (-) investing activities	220,597	71,186	(1,245,514)
Payment of lease liabilities and other debts	(4,924)	(6,771)	(8,182)
Proceeds from capital and share premium increases from exercise of subscription rights		1,770	6,695
Net cash flows used in financing activities	(4,924)	(5,001)	(1,487)
Increase/decrease (-) in cash and cash equivalents	(104,353)	(339,785)	(1,747,545)
Cash and cash equivalents at beginning of year	166,810	508,117	2,233,368
Effect of exchange rate differences on cash and cash equivalents	1,782	(1,522)	22,293
Cash and cash equivalents at end of year	€ 64,239	€ 166,810	€ 508,117